Document and Entity Information	May 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2022
Entity File Number	001-35853
Entity Registrant Name	BIOSTAGE, INC.
Entity Central Index Key	0001563665
Entity Tax Identification Number	45-5210462
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	84 October Hill Road
Entity Address, Adress Line Two	Suite 11
Entity Address, City or Town	Holliston
Entity Address State Or Province	MA
Entity Address, Postal Zip Code	01746
City Area Code	774
Local Phone Number	233-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false